Stock Options (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Common Stock, par value					$ 0.05
Options to purchase			1,193,000
Options previously granted			57,000
Outstanding voting stock			100.00%
Granted Options					60,000
Fair value					$ 262,372
Stock-based compensation	$ 602,600	$ 653,700	$ 1,236,700	$ 1,266,400	2,350,600	$ 2,108,000
Nonvested awards expected to be recognized			$ 1,945,300	$ 4,527,400	$ 3,187,300	$ 5,935,000
Weighted-average period over which the nonvested awards expected to be recognized			1 year 6 months 3 days	1 year 1 month 20 days	1 year 9 months 21 days	2 years 3 months 7 days
2022 Plan
Common Stock, par value					$ 0.05
Options to purchase			1,750,000
Options previously granted			1,874,947
Exercise price			100.00%
Outstanding voting stock			10.00%
Granted Options			0	60,000	60,000	1,094,171
Fair value			$ 0	$ 268,848	$ 268,848	$ 7,929,600
Expired options			184,947